Cover	12 Months Ended
Dec. 31, 2023 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2023
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Current Fiscal Year End Date	--12-31
Entity File Number	000-55539
Entity Registrant Name	TRILLION ENERGY INTERNATIONAL INC.
Entity Central Index Key	0001648636
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	Suite 700
Entity Address, Address Line Two	838 W. Hastings Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6C 0A6
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	No
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	115,250,810
Document Financial Statement Error Correction [Flag]	false
Auditor Name	MNP LLP
Auditor Location	Calgary, Canada
Auditor Firm ID	1930
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Suite 700
Entity Address, Address Line Two	838 W. Hastings Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6C 0A6
City Area Code	250
Local Phone Number	996-4211
Contact Personnel Name	Mr. Arthur Halleran
Contact Personnel Email Address	arth@trillionenergy.com